Shareholder Report, Holdings (Details) - C000005458	Jun. 30, 2024
Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CRH
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Apollo Global Management
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Workday
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Snowflake
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Datadog
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Coinbase Global
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%